RESTRUCTURING CHARGES	12 Months Ended
Dec. 31, 2012
RESTRUCTURING CHARGES

11.    RESTRUCTURING CHARGES

The Company recorded restructuring charges in continuing operations of $5.4 million, $3.5 million and $0.5 million during the years ended December 31, 2010, 2011 and 2012, respectively. The Company’s restructuring charges included in continuing operations during the year ended December 31, 2010 included charges incurred in connection with its 2009 restructuring plan to relocate certain operations and support functions to Louisville, Kentucky and charges incurred under the Company’s 2010 management transition restructuring plan. During the years ended December 31, 2011 and 2012, restructuring charges in continuing operations included charges incurred in connection with the Company’s 2010 management transition restructuring plan as well as the restructuring plan initiated in 2011 to reduce the Company’s domestic workforce.

The Company recorded restructuring charges in discontinued operations of $2.0 million and $1.6 million during the years ended December 31, 2010 and 2011, respectively. There were no restructuring charges recorded in discontinued operations during the year ended December 31, 2012. The Company’s restructuring charges for discontinued operations consisted of charges incurred under its Converged Messaging Services restructuring plan initiated in the fourth quarter of 2008 and completed in the second quarter of 2011.

Restructuring Plans

2011 Restructuring Plan

In the fourth quarter of 2011, the Company initiated a domestic work-force reduction impacting each of its operating segments and recorded severance and severance-related charges of $3.1 million. During the year ended December 31, 2012, the Company incurred additional severance and severance-related charges of approximately $0.5 million under this plan. The Company expects to pay approximately $0.2 million in remaining severance and severance-related payments through the second quarter of 2013.

2010 Management Transition

In the fourth quarter of 2010, the Company initiated a work-force reduction impacting its Carrier Services and Enterprise Services operating segments and recorded severance and severance-related charges of $3.8 million. During 2011, the Company recorded additional severance and severance-related charges of $0.4 million in connection with this restructuring initiative. The Company does not anticipate it will incur additional expenses under this plan and expects to pay $15,000 in the first quarter of 2013.

Converged Messaging Services, Discontinued Operations

Beginning in the fourth quarter of 2008, management committed to and implemented a restructuring plan for the Company’s Converged Messaging Services business, previously known as the Company’s Next Generation Messaging business, to more appropriately allocate resources to the Company’s key mobile instant messaging initiatives. The restructuring plan involved a reduction in headcount and closure of specific leased facilities in some of the Company’s international locations. In the third quarter of 2009 and the fourth quarter of 2010, the Company extended the restructuring plan to include further headcount reductions and closure of certain additional facilities. During 2011, the Company sold certain assets and liabilities of Neustar NGM Services, Inc. and its subsidiaries used in the Converged Messaging Services business, and completed the wind-down of the residual operations of its Converged Messaging Services business. Restructuring charges for all periods presented have been reclassified into “(Loss) income on discontinued operations, net of tax” in the Company’s consolidated statements of operations.

Total net restructuring charges recorded under this plan since the fourth quarter of 2008 include approximately $8.4 million of severance and severance-related costs and $1.8 million of lease and facility exit costs. Amounts related to lease terminations due to the closure of excess facilities will be paid over the remainder of the respective lease terms, the longest of which extends through 2013.

Summary of Accrued Restructuring Plans

The additions and adjustments to the accrued restructuring liability related to the Company’s restructuring plans as described above for the year ended December 31, 2012 are as follows (in thousands):

	December 31, 2011	Additional Costs	Cash Payments	Adjustments	December 31, 2012
Converged Messaging Services:
Lease and facilities exit costs	$609	$—	$(484)	$—	$125
2011 Restructuring Plan:
Severance and related costs	2,833	615	(3,105)	(111)	232
2010 Management Transition:
Severance and related costs	919	—	(889)	(15)	15

Total restructuring plans	$4,361	$615	$(4,478)	$(126)	$372